SUBMISSION-INFORMATION-FILE

TYPE 				13F-HR
CONFIRMING-COPY 		NO
SROS 				NONE
FILER
FILER-CIK 			0001280054
FILER-CCC 			*t7ujpkq
SUBMISSION-CONTACT
CONTACT-NAME		Greg Drechsler
CONTACT-PHONE 		212-829-9509
NOTIFY-INTERNET		gdrechsler@metrocap.net
RETURN-COPY			NO
PERIOD			06-30-2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ____
       This Amendment (Check only one.): 	[ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Metropolitan Capital Advisors, Inc.
Address: 		660 Madison Avenue, 18th Floor
       New York, NY 10065

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 		Karen Finerman
Title: 		President
Phone: 		(212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman 	New York, NY 	August 14, 2009
[Signature] 		[City, State] 		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 			0

Form 13F Information Table Entry Total: 		48

Form 13F Information Table Value Total: 		72,694
       (x$1000)

List of Other Included Managers: 			None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
FORM 13F INFORMATION TABLE
NAME OF REPORTING MANAGER:
METROPOLITAN CAPITAL ADVISORS, INC.
As of 06/30/09

Column 1
Column 2
Column 3
Column 4
Column 5


Column 6
Column 7
Column 8
NAME OF ISSUER
TITLE
OF CLASS
CUSIP NUMBER
VALUE (x$1000)
Shares or PrIncipal Amount
SH/ PRN
PUT/ CALL
Investment Discretion
Other Managers
Voting Authority
Aetna Inc.
COM
00817Y108
1,170
46,700

PUT
SHARES-DEFINED

46,700
Allegheny Energy Inc.
COM
017361106
2,412
94,050


SHARES-DEFINED

94,050
Anadarko Petroleum Corp.
COM
032511107
2,373
52,275


SHARES-DEFINED

52,275
Bank of America Corp.
COM
060505104
805
61,000


SHARES-DEFINED

61,000
Bank of America Corp.
COM
060505104
417
31,600

PUT
SHARES-DEFINED

31,600
Biogen Idec Inc.
COM
09062X103
1,395
30,900

CALL
SHARES-DEFINED

30,900
Blockbuster Inc.
CL B
093679207
357
916,584


SHARES-DEFINED

916,584
Burger King Holdings Inc.
COM
121208201
1,155
66,900


SHARES-DEFINED

66,900
Cell Genesys Inc.
COM
150921104
9
30,900


SHARES-DEFINED

30,900
Children's Place
COM
168905107
600
22,700


SHARES-DEFINED

22,700
Cisco Systems Inc.
COM
17275R102
2,682
143,800


SHARES-DEFINED

143,800
Cox Radio Inc.
CL A
224051102
1,441
300,200


SHARES-DEFINED

300,200
Cyberonics Inc.
COM
23251P102
6,577
395,516


SHARES-DEFINED

395,516
Darden Restaurants, Inc.
COM
237194105
340
10,300


SHARES-DEFINED

10,300
DigitalGlobe Inc.
COM NEW
25389M877
303
15,790


SHARES-DEFINED

15,790
Dynegy Inc.
CL A
26817G102
1,564
689,050


SHARES-DEFINED

689,050
Emulex Corp.
COM NEW
292475209
1,636
167,330


SHARES-DEFINED

167,330
Emulex Corp.
COM NEW
292475209
393
40,200

CALL
SHARES-DEFINED

40,200
Flowserve Corp.
COM
34354P105
2,091
29,950


SHARES-DEFINED

29,950
FTI Consulting Inc.
COM
302941109
786
15,500


SHARES-DEFINED

15,500
Gamestop Corp.
CL A
36467W109
341
15,500


SHARES-DEFINED

15,500
Golar LNG Ltd.
SHS
G9456A100
8,139
951,880


SHARES-DEFINED

951,880
Grupo Aeroportuario
SPONSORED ADR
400506101
1,724
67,200


SHARES-DEFINED

67,200
Hewlett-Packard Co.
COM
428236103
2,008
51,950


SHARES-DEFINED

51,950
Kraft Foods Inc.
CL A
50075N104
806
31,800


SHARES-DEFINED

31,800
Macerich Co.
COM
554382101
218
12,400

CALL
SHARES-DEFINED

12,400
Marathon Oil Corp.
COM
565849106
1,353
44,900


SHARES-DEFINED

44,900
Microsoft Corp.
COM
594918104
1,070
45,000


SHARES-DEFINED

45,000
Nisource Inc.
COM
65473P105
438
37,600


SHARES-DEFINED

37,600
Nokia Corp.
SPONSORED ADR
654902204
1,760
120,700


SHARES-DEFINED

120,700
Pepsi Bottling Group Inc.
COM
713409100
1,516
44,800


SHARES-DEFINED

44,800
Petroleo Brasileiro
SPONSORED ADR
71654V408
1,276
31,125


SHARES-DEFINED

31,125
Philip Morris International
COM
718172109
2,072
47,500


SHARES-DEFINED

47,500
Phoenix Companies Inc.
COM
71902E109
173
103,700


SHARES-DEFINED

103,700
Pride International Inc.
COM
74153Q102
1,687
67,310


SHARES-DEFINED

67,310
Radio Shack Corp.
COM
750438103
346
24,800


SHARES-DEFINED

24,800
Regions Financial Corp.
COM
7591EP100
162
40,000


SHARES-DEFINED

40,000
Target Corporation
COM
87612E106
813
20,600


SHARES-DEFINED

20,600
Tesoro Corp.
COM
881609101
596
46,800


SHARES-DEFINED

46,800
Transocean Ltd.
REG SHS
H8817H100
1,611
21,685


SHARES-DEFINED

21,685
Tyco International Ltd.
SHS
G9143X208
1,606
61,800


SHARES-DEFINED

61,800
UnitedHealth Group Inc.
COM
91324P102
1,309
52,400

PUT
SHARES-DEFINED

52,400
Wal-Mart Stores Inc.
COM
931142103
5,261
108,600


SHARES-DEFINED

108,600
Wellpoint Inc. Sep 40P
COM
94973V107
1,782
35,000

PUT
SHARES-DEFINED

35,000
Wells Fargo & Co.
PFD CNV A
949746804
3,529
4,496


SHARES-DEFINED

4,496
Wells Fargo & Co.
COM
949746101
209
8,600

PUT
SHARES-DEFINED

8,600
Western Union Company
COM
959802109
479
29,200


SHARES-DEFINED

29,200
Yum! Brands Inc.
COM
988498101
1,904
57,100


SHARES-DEFINED

57,100